Balance Sheet (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and Cash Equivalents	$ 16,675	$ 27,603
Accounts Receivable	176,651	172,937
Related Party Interest Receivable	43,434	25,903
Prepaid and Other Current Assets	5,122	76,717
TOTAL CURRENT ASSETS	241,882	303,160
FIXED ASSETS, NET	0	1,436
OTHER ASSETS
Related Party Loan	219,284	219,284
TOTAL OTHER ASSETS	219,284	219,284
TOTAL ASSETS	461,166	523,880
Current Liabilities:
Line of Credit	32,928	51,468
Convertible Note Payable	0	36,000
Accounts Payable	17,275	9,452
Accruals and Other Payables	23,984	60,888
TOTAL LIABILITIES	74,187	157,808
STOCKHOLDERS’ EQUITY
Convertible Preferred Stock ($.001 par value, 5,000,000 authorized: 29,713 and 29,713 issued and outstanding)	30	30
Common Stock ($.001 par value, 100,000,000 shares authorized: 36,311,640 and 37,711,640 shares issued and outstanding)	36,311	37,711
Additional Paid-in-Capital	24,496,376	24,592,976
Accumulated Deficit	(24,145,738)	(24,264,645)
TOTAL STOCKHOLDERS’ EQUITY	386,979	366,072
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 461,166	$ 523,880